PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	$ 8,275	$ 8,322
Less: Accumulated depreciation	(5,329)	(5,010)
Property and equipment, net	2,946	3,312
Depreciation expenses	1,223	1,217	$ 1,040
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	1,451	914
Furniture, fixtures and office equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	3,069	2,972
IT equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	2,393	2,556
Vehicles
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	$ 1,362	$ 1,880